UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.9%
New York 86.0%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.18% **, 7/1/2038, LOC: TD BankNorth NA	700,000	700,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	947,220
Series A, 5.75%, 11/15/2022	1,000,000	1,040,810
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015, INS: FGIC, NATL	1,000,000	1,028,610
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012, INS: FGIC, NATL	590,000	609,181
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017, INS: NATL	2,615,000	2,872,787
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	4,972,140
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,006,450
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	2,559,575
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012, INS: AGMC	10,000,000	9,917,500
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,274,350
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,039,320
Series A, 5.5%, 11/15/2039	5,000,000	5,209,100
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,686,557
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013, INS: NATL	1,050,000	1,115,604
6.0%, 3/1/2014, INS: NATL	1,040,000	1,130,376
6.0%, 3/1/2015, INS: NATL	1,250,000	1,387,250
6.0%, 3/1/2017, INS: NATL	1,410,000	1,592,299
6.0%, 3/1/2018, INS: NATL	1,130,000	1,274,843
Nassau County, NY, Health Care Corp. Revenue, 0.13% **, 8/1/2029, LOC: TD Bank NA	1,600,000	1,600,000
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023, INS: NATL	500,000	520,930
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	900,000	1,018,008
6.0%, 7/1/2021, INS: NATL	850,000	1,014,994
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018, INS: AMBAC	1,250,000	1,254,137
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,472,290
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2011, INS: NATL	760,000	763,086
6.5%, 7/1/2012, INS: NATL	500,000	524,700
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	3,695,000	3,960,005
5.5%, 1/1/2017	4,890,000	5,734,796
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mount Sinai School of Medicine, Series B, 5.7%, 7/1/2011, INS: NATL	45,000	45,135
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	3,503,070
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,027,800
New York, Metropolitan Transportation Authority Revenue, Series D, 5.0%, 11/15/2034	1,000,000	996,550
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,357,560
Series C, 5.5%, 4/1/2017	4,000,000	4,692,720
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC	2,000,000	2,302,860
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,354,950
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,160,050
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,351,150
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,100,000	1,202,707
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,610,697
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	295,000	314,762
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC, NATL	3,120,000	3,361,363
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC, NATL	2,995,000	3,089,133
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC, NATL	2,325,000	2,693,210
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	1,225,000	1,278,104
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,053,900
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,046,710
Series A, 5.25%, 7/1/2034	5,000,000	5,215,400
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.5%, 5/1/2037	1,500,000	1,506,615
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	915,000	938,644
Series A, 6.0%, 7/1/2040	1,500,000	1,533,615
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	2,838,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,504,425
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,837,505
Series A, 5.0%, 7/1/2041	2,000,000	2,068,540
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,066,620
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, 5.0%, 9/1/2038	1,500,000	1,524,735
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,024,254
Series A, 5.0%, 3/15/2038	1,250,000	1,281,100
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC, NATL	2,000,000	2,286,560
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	65,000	75,318
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,469,638
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,403,380
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC, NATL	4,000,000	4,131,280
Series A, 5.0%, 3/15/2039	5,150,000	5,257,841
New York, State Local Government Assistance Corp., Series B-3V, 0.15% **, 4/1/2024, SPA: JPMorgan Chase Bank	500,000	500,000
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	10,000,000	10,825,700
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,338,360
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	49,150
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,336,150
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,300,934
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,710,195
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,057,480
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012, INS: AMBAC	1,010,000	1,040,027
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	40,000	40,202
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: FGIC, NATL	10,000,000	10,057,500
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	5,930,000	6,197,265
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,024,426
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	3,994,880
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC, NATL	2,100,000	2,181,921
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,008,760
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,530,000	1,562,115
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,019,140
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,053,100
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,370,560
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,022,520
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 0.15% **, 11/15/2022, SPA: JPMorgan Chase Bank	1,000,000	1,000,000
Series A, 5.0%, 5/1/2038	4,000,000	4,114,360
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	3,085,000	3,316,437
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,390
Series I-1, 5.375%, 4/1/2036	3,000,000	3,130,230
Series I-1, 5.625%, 4/1/2029	3,000,000	3,285,810
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	745,000	746,885
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,316,250
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024, GTY: Covanta ARC LLC	3,760,000	3,817,979
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011, INS: NATL	215,000	221,205
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC, NATL	7,620,000	8,030,718
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013, INS: AGMC	500,000	540,575
5.5%, 4/1/2014, INS: AGMC	1,000,000	1,114,670
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,515,000	1,332,064
5.7%, 1/1/2028	3,250,000	2,446,015
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthonys High School Civic, 0.13% **, 12/1/2036, LOC: Sovereign Bank FSB	1,000,000	1,000,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	3,963,760

		284,806,512
Puerto Rico 7.7%
Commonwealth of Puerto Rico, Public improvement, Series A, 5.5%, 7/1/2020, INS: NATL	5,000,000	5,262,550
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.724% *, 7/1/2029, INS: AGMC	10,000,000	6,858,500
6.0%, 7/1/2012, INS: NATL	4,020,000	4,212,719
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018, INS: AGMC	2,750,000	3,100,708
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	4,076,150
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,090,000	2,072,648

		25,583,275
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	438,375

Total Municipal Bonds and Notes (Cost $295,769,069)		310,828,162
Municipal Inverse Floating Rate Notes (a) 13.1%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (b)	10,000,000	11,003,100
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.29%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (b)	9,900,000	10,813,077
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.87%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	10,678,500
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.9%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (b)	10,000,000	10,933,700
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.855%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $46,534,332)		43,428,377

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $342,303,401) †	107.0	354,256,539
Other Assets and Liabilities, Net	(7.0)	(23,191,375)

Net Assets	100.0	331,065,164

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $341,633,831.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $12,622,708.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,377,614 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,754,906.

*
These securities are shown at their current rate as of May 31, 2011.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2011.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
FSB: Federal Savings Bank
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

At May 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

10/28/2011 10/28/2025	6,700,0001	Fixed — 3.586%	Floating — LIBOR	101,346	—	101,346

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments (c)	$—	$354,256,539	$—	$354,256,539
Derivatives(d)	—	101,346	—	101,346
Total	$—	$354,357,885	$—	$354,357,885

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$101,346

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011